Related parties	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related parties	Related parties
Identity of related parties
The Group has a related party relationship with its subsidiaries (see Note 24) and equity-accounted investees (see Note 26) and with its directors and executive officers (see Note 23).
Transactions with key management personnel
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2020	2019	2018
Total remuneration	1,048	1,101	1,035
The Nomination and Remuneration Committee annually reviews the remuneration of the members of the Management Board. The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2020	2019	2018
Total fixed remuneration	2,165	1,579	1,231
of which
Cost of pension	18	80	39
Other benefits	143	81	75

Total variable remuneration	1,029	2,424	1,153
of which
Share-based payments	69	1,403	299
All amounts mentioned refer to the Management Board in its official composition throughout 2020.
The remuneration of the CEO can be summarized as follows:

(2020 & 2019 in thousands of EUR, 2018 in thousands of GBP)	2020	2019	2018
Total fixed remuneration	624	5,754	537
of which
Cost of pension	—	7.4	—
Other benefits	—	26	40

Total variable remuneration	424	786	1,866
of which
Share-based payments	54	786	118
On February 12, 2015, the Board of Directors (as of February 2020 Supervisory Board) granted 236,590 options and 65,433 restricted stock units within the framework of a long term incentive plan. Vested stock options may be exercised until 13 years after the grant date. As of December 31, 2020, all the stock options remained outstanding but all RSUs were exercised in 2018 (see Note 14 and 23). On February 2, 2016, the Board of Directors (as of February 2020 Supervisory Board) granted 54,616 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the Company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary, one-third was vested on the third anniversary and one-third was vested on the fourth anniversary (see Note 14 and 23). On February 9, 2017, the Board of Directors (as of February 2020 Supervisory Board) granted 66,449 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary and one-third was vested on the third anniversary(see Note 14 and 23). On February 16, 2018, the Board of Directors (as of February 2020 Supervisory Board) granted 154,432 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary (see Note 14 and 23). On January 8, 2019, the Board of Directors (as of February 2020 Supervisory Board) granted 1,200,000 phantom stock units within the framework of a transaction based incentive plan ("TBIP"). After the resignation of the former CEO, 400,000 phantom stock units were waived. The first tranche of 12% was vested in the first quarter of 2020. The contractual term of the TBIP offer is 5 years. A first tranche of 12% of the total number of phantom stock units vests on the date on which the Fair Market Value ("FMV") reaches USD 12 (decreased with the amount of dividend paid since grant, if any). A second tranche (16%) vests on the date the FMV reaches USD 14 (decreased with the amount of dividend paid since grant, if any), a third tranche (25%) vests on the date the FMV reaches USD 16 (decreased with the amount of dividend paid since grant, if any) and the final tranche (44%) vests on the date the FMV reaches USD 18 (decreased with the amount of dividend paid since grant, if any) (see Note 14 and 23). The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date. On April 1, 2019, the Board of Directors (as of February 2020 Supervisory Board) granted 152,346 restricted stock units within the framework of a long term incentive plan. The RSU’s vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2019) and will be settled in shares. As of December 31, 2020, 12,696 RSU’s were vested, however vested RSU’s will not be delivered in shares until the first business day after April 1, 2022. On April 1, 2020, the Supervisory Board granted 144,392 restricted stock units within the framework of a long term incentive plan. The RSU’s vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2020) and will be settled in shares. As of December 31, 2020, no RSU’s were vested.
Relationship with CMB
In 2004, Euronav split from Compagnie Maritime Belge (CMB). CMB renders some administrative and general services to Euronav. In 2020 CMB invoiced a total amount of $1,578 (2019: $1,336 and 2018: $1,151).
In 2019, Euronav started up a project to develop software with CMB Technology to monitor fuel consumption performance of the Euronav fleet. In 2019, CMB Technology invoiced a total amount of $167 thousand (150 thousand EUR) in relation to the software development project (2020: $0).

The Group purchased IMO 2020 compliant bunker fuel (low sulphur fuel oil) for future use by its vessels (Note 11). A ruling was granted to include this activity under the tonnage tax regime. This ruling also allows the execution of physical swaps. Discussions were started in 2019 to enter into such fuel swaps with the CMB Group. The swap agreement was extended to CMB NV, Bocimar International NV and Bocimar Hong Kong Ltd. In the course of 2020, a total of 51,000 metric tons of compliant bunker fuel oil was swapped between these parties.

Properties
The Group leases office space in Belgium from Reslea N.V., an entity jointly controlled by CMB. Under this lease, the Group paid an annual rent of $335,033 in 2020 (2019: $290,858 and 2018: $185,326). This lease expires on August 31, 2021.
The Company subleases office space in its London, United Kingdom office, through its subsidiary Euronav (UK) Agencies Limited, pursuant to a sublease agreement, dated 25 September 2014, with Tankers (UK) Agencies Limited, a 50-50 joint venture with International Seaways. Under this sublease, the Company received in 2020 a rent of $218,074 (2019: $216,750 and 2018: $227,089). This sublease expires on April 27, 2023.

Transactions with subsidiaries and joint ventures
The Group has supplied funds in the form of shareholder's advances to some of its joint ventures at pre-agreed conditions (see below and Note 26).
On November 19, 2019, the Group entered into a joint venture together with affiliates of Ridgebury Tankers and clients of Tufton Oceanic. Each 50%-50% joint venture acquired one Suezmax vessel. The JVs, Bari Shipholding Ltd and Bastia Shipholding Ltd, entered into various agreements including a secured term loan for $36.7 million and revolving credit for $3.0 million with Euronav Hong Kong as lender, a commercial management service with Euronav NV and a technical management service with Ridgebury.
On September 15, 2020, the Suezmax Bastia was sold for USD 20.5 million. A capital gain on the sale of USD 0.4 million (Euronav's share) was recorded in the joint venture company. The vessel has been delivered to her new owners. Following this sale, the shareholders loan to Bastia Shipholding Ltd. was fully repaid.
Balances and transactions between the Group and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of end for the year ended December 31, 2019
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	227	—	23,215	390	—
TI Asia Ltd	90	—	—	390	12,600
Bari Shipholding Ltd	265	211	18,390	13	—
Bastia Shipholding Ltd	301	96	18,773	25	—
Tankers Agencies (UK) Ltd	—	132	—	—	—
Total	883	439	60,379	818	12,600

As of end for the year ended December 31, 2020
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

TI Africa Ltd	440	—	16,665	398	—
TI Asia Ltd	472	—	—	398	5,550
Bari Shipholding Ltd	283	52	19,271	342	—
Bastia Shipholding Ltd	17	1	—	326	1,590
Tankers Agencies (UK) Ltd	19	135	—	—	—
Total	1,231	188	35,936	1,464	7,534

Guarantees
The Group provided guarantees to financial institutions that provided credit facilities to joint ventures of the Group. As of December 31, 2020, the total amount outstanding under these credit facilities was $90.4 million (2019: $139.2 million), of which the Group guaranteed $45.2 million (2019: $69.6 million) (see Note 26).